SCHEDULE OF DISTRIBUTIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distribution to noncontrolling interests, Beginning balance	$ 2,602,843	$ 2,561,751	$ 2,561,751
Distribution	(265,922)	(157,952)	(804,003)	$ (594,882)
Non-controlling interest share of income	144,477	186,484	845,095	606,484
Distribution to noncontrolling interests, Ending balance	2,481,398		2,602,843	2,561,751
ENP Investments LLC [Member] | Ownership Interest Purchase Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distribution to noncontrolling interests, Beginning balance	2,602,843	$ 2,561,751	2,561,751	2,550,149
Distribution	(265,922)		(804,003)	(594,882)
Non-controlling interest share of income	144,477		845,095	606,484
Distribution to noncontrolling interests, Ending balance	$ 2,481,398		$ 2,602,843	$ 2,561,751